May 23, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Florida Tax-Free Funds (the Trust) File No. 33-48783

Ladies and Gentlemen:

Enclosed is the 32nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to 1) disclose that Vanguard Florida Long-Term Tax-Exempt Fund, a series of the Trust, may invest up to 50% of its assets in non-Florida municipal bonds, and 2) effect a number of non-material changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of July 22, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.

Sincerely,

Michael J. Drayo

Associate Counsel

The Vanguard Group, Inc.

cc:	Brion Thompson, Esquire
U.S.	Securities & Exchange Commission